Accounts Receivable, Net (Tables)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Schedule of Accounts Receivable

The following summarizes accounts receivable at December 31 (in thousands):

	2019	2018
Investor receivables	$104,303	$41,622
Servicing fees	23,113	19,146
Due from title companies	16,729	6,435
Servicing advances	9,004	7,845
Pair-offs receivable	6,317	24
Warehouse—after deadline funding	4,020	337
Notes receivable—related party	245	43
Allowance for doubtful accounts	(258)	(22)

	$163,473	$75,430

The following summarizes accounts receivable at December 31 (in thousands):

	2018	2017
Investor receivables	$41,622	$17,358
Servicing fees	19,146	6,285
Servicing advances	7,845	5,166
Due from title companies	6,435	4,299
Warehouse-after deadline funding	337	4,762
Pair-offs receivable	24	1,748
Other, net	43	31
Allowance for doubtful accounts	(22)	(81)

	$75,430	$39,568